Commitments, Collaborations and Contingencies (Details 2) (USD $)	6 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013	May 31, 2012 License agreement Bayer item	Aug. 31, 2010 License agreement Bayer	Jun. 30, 2013 License agreement Bayer item	Jun. 30, 2012 License agreement Bayer	Dec. 31, 2012 License agreement Bayer	Dec. 31, 2011 License agreement Bayer	Dec. 31, 2010 License agreement Bayer	May 31, 2012 License agreement LA Biomed	Aug. 31, 2005 License agreement LA Biomed	Jun. 30, 2013 License agreement LA Biomed	Dec. 31, 2010 License agreement LA Biomed	Aug. 31, 2010 License agreement LA Biomed	Jun. 30, 2013 Supply Arrangements Pfizer	Jun. 30, 2013 Supply Arrangements Hospira	Jun. 30, 2013 Supply Arrangements Hospira Minimum
Collaboration Arrangements
Upfront license fee paid	$ (3,847,000)	$ (3,847,000)	$ (12,984,000)	$ 16,831,000			$ 21,319,000
Contingent income							297,000,000
Contingent income received						15,800,000
Number of consecutive validated manufacturing lots						2
Deferred revenue						21,319,000
Restricted cash		15,978,000	7,403,000		11,133,000	17,400,000	22,247,000
Deferred development funds						17,400,000	22,247,000
Period of advance notice which is required to terminate the agreement								180 days							90 days			24 months	24 months
Expiration period of royalties from the date of first commercial sale of related product								15 years
Number of territories into which entry by qualifying competitive product does not result in reduction in royalty payments								1
Amounts recognized as offsets to research and development expense								3,483,000	6,542,000	10,075,000	14,615,000	1,039,000
Milestone payment														500,000
Non-royalty sublicense fees equal to a certain percentage of sublicense income (as a percent)														10.00%
Maximum non-royalty sublicense fees														5,000,000
Right to issue capital to satisfy payment of sublicense fees (as a percent)														50.00%
Non-royalty sublicense fee expenses													1,580,000				1,950,000
Non-royalty sublicense fee paid																390,000
Remainder of non-royalty sublicense fee																$ 1,560,000
Non-royalty sublicense fee paid in cash upon initial public offering (as a percent)													50.00%
Non-royalty sublicense fee paid in stock upon initial public offering (as a percent)													50.00%
Period of written notice of uncured material breach, which is required to terminate the agreement																		60 days	60 days
Period after receiving invoice during which payments are due to vendor																		30 days	30 days
Term of agreement																			5 years
Additional and successive period of extension to initial term of agreement																			2 years
Period of non-performance by other party due to force majeure after which notice can be given to terminate agreement																			180 days
Period following the commercialization during which the vendor has the right to be sole supplier of drug product																			3 years
Right of supply as a percentage of annual requirement of drug product																				75.00%